Mutual Funds	Supplement

Nuveen U.S. Equity Funds

Nuveen Large Cap Growth Fund

SUPPLEMENT NO. 3
dated January 7, 2026 to the Statutory Prospectus dated March 1, 2025

Effective January 7, 2026, Scott Tonneson has been named a portfolio manager of the Nuveen Large Cap Growth Fund (the “Fund”). Karen Hiatt will continue to serve as a portfolio manager on the Fund. Terrence Kontos is no longer a portfolio manager of the Fund. Therefore, all references to Mr. Kontos are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks. Further, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 22 of the Statutory Prospectus:

Name:	Scott Tonneson, CFA
Title:	Managing Director
Experience on Fund:	since 2026

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entry for the Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 109 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
NUVEEN LARGE CAP GROWTH FUND
Scott Tonneson, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates–2007 to Present (portfolio management of equity portfolios and research)	2007	1994	2026

* Including tenure at affiliate or predecessor firms, as applicable.

MGN-NUVSTAT-0126P

Mutual Funds	Supplement

Nuveen Inflation Linked Bond and Real Estate Securities Select Funds

Nuveen Real Estate Securities Select Fund

SUPPLEMENT NO. 1
dated January 7, 2026 to the Statutory Prospectus dated May 1, 2025

Effective January 7, 2026, Benjamin Kerl and Griffen Bazor have been named portfolio managers of the Nuveen Real Estate Securities Select Fund (the “Fund”). David Copp and Brendan Lee are no longer portfolio managers of the Fund. Therefore, all references to Mr. Copp and Mr. Lee are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks. Further, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 20 of the Statutory Prospectus:

Name:	Benjamin Kerl	Griffen Bazor
Title:	Senior Managing Director	Managing Director
Experience on Fund:	since 2026	since 2026

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entry for the Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 44 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
NUVEEN REAL ESTATE SECURITIES SELECT FUND
Benjamin Kerl
Senior Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates–2012 to Present (global infrastructure and global real estate securities portfolio management)	2012	2005	2026

Griffen Bazor
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates–2017 to Present (equity real estate investment trusts and global real estate securities portfolio management)	2017	2017	2026

* Including tenure at affiliate or predecessor firms, as applicable.

MGN-TCFILBRESSTAT-0126P

Mutual Funds	Supplement

Nuveen Funds

SUPPLEMENT NO. 1
dated January 7, 2026 to the Statement of Additional Information (“SAI”) dated August 1, 2025, May 1, 2025 and March 1, 2025

Effective January 7, 2026, Scott Tonneson has been named a portfolio manager of the Nuveen Large Cap Growth Fund (the “Fund”). Terrence Kontos is no longer a portfolio manager of the Fund. Therefore, all references to Mr. Kontos are hereby removed from the Fund’s portfolio management team disclosure in the SAI.

Effective January 7, 2026, Benjamin Kerl and Griffen Bazor have been named portfolio managers of the Nuveen Real Estate Securities Select Fund (the “Fund”). David Copp and Brendan Lee are no longer portfolio managers of the Fund. Therefore, all references to Mr. Copp and Mr. Lee are hereby removed from the Fund’s portfolio management team disclosure in the SAI.

The following is hereby added to the entry for the Nuveen Large Cap Growth Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 100 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Large Cap Growth Fund
Scott Tonneson**	1	1	662	$147	$23	$587	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of August 31, 2025.

The following is hereby added to the entry for the Nuveen Real Estate Securities Select Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 101 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Real Estate Securities Select Fund
Benjamin Kerl**	6	6	4	$3,190	$1,499	$719	$0
Griffen Bazor**	0	0	0	$ 0	$ 0	$ 0	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of August 31, 2025.

MGN-TCFSAI-0126P